Net financial expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest income and other financial income	€ 182	€ 226	€ 365
Financial expenses:
Interest expense and other financial expenses:	1,128	1,500	2,084
Interest expense on notes	568	749	1,112
Interest expense on borrowings from bank	372	472	512
Other interest cost and financial expenses	188	279	460
Write-down of financial assets	23	76	43
Losses on disposal of securities	5	6	28
Net interest expense on employee benefits provisions	310	348	350
Total Financial expenses	1,466	1,930	2,505
Net expenses from derivative financial instruments and exchange rate differences	185	312	226
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,651	2,242	2,731
Net Financial expenses	€ 1,469	€ 2,016	€ 2,366